Commitments and Contingent Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Commitments and Contingent Liabilities [Line Items]
Fiscal year in which lease under noncancelable agreements expire	2048
Rental expense	¥ 119,208	¥ 113,649	¥ 118,286
Limit on aggregate credit extensions over the borrower's annual income	33.333%
Allowance for repayment of excess interest	¥ 23,724	39,414
Provision (reversal) for repayment of excess interest recognized on Equity in earnings (losses) of equity method investee		¥ 56,911	¥ 22,426
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Previous permissible interest rate under the Japanese Act Regulating the Receipt of Contributions, the Receipt of Deposits, and Interest Rates	29.20%
Current permissible interest rate under the Japanese Act Regulating the Receipt of Contributions, the Receipt of Deposits, and Interest Rates	20.00%
Interest rate under the Interest Rate Restriction Act previously subject to gray-zone interest rates	20.00%
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Interest rate under the Interest Rate Restriction Act previously subject to gray-zone interest rates	15.00%